Segment Information - Schedule of Geographical Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets [abstract]
Total non-current assets	$ 21,512,896	$ 18,925,463
ROC [member]
Non-current assets [abstract]
Total non-current assets	21,506,565	18,913,501
PRC [member]
Non-current assets [abstract]
Total non-current assets	86	117
Others [Member]
Non-current assets [abstract]
Total non-current assets	$ 6,245	$ 11,845